PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Right-of-use assets, Impairment adjustment on transition	$ 11,099,000
Impairment loss	2,508,000	$ 1,795,000	$ 6,349,000
Net book value of assets held under operating lease
Depreciation charged on assets under operating lease	27,000	21,000
Property, plant and equipment under construction	0	0
Buildings [Member]
Statement Line Items [Line Items]
Income from sub-letting right-of-use	$ 3,000	$ 3,000